Long Term Assets (Details) - Schedule of long term assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Long Term Assets [Abstract]
Prepaid expenses	$ 201	$ 91
Other	59	59
Long term assets	$ 260	$ 150